As filed with the Securities and Exchange Commission on April 4, 2003

Registration Nos. 033-95354
and 811-9080

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [  ]
Post-Effective Amendment No. 11          [X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [  ]
ACT OF 1940
Amendment No. 5          [X]

Kansas City Life Variable Life Separate Account
(Exact Name of Registrant)

KANSAS CITY LIFE INSURANCE COMPANY
 (Name of Depositor)

3520 Broadway, Kansas City, Missouri 64111-2565
 (Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(816) 753-7000

Name and Address of Agent for Service:	Copy to:

William A. Schalekamp	W. Thomas Conner
Kansas City Life Insurance Company	Sutherland Asbill & Brennan LLP
3520 Broadway	1275 Pennsylvania Avenue, N.W.
Kansas City, Missouri 64111-2565	Washington, DC 20004-2415

It is proposed that this filing will become effective:
   [   ]   Immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]   On May 1, 2003, pursuant to paragraph (b) of Rule 485
   [   ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [   ]   On (date) pursuant to paragraph (a)(1) of Rule 485
   [X]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of securities being registered:
Individual Flexible Premium Variable Life Insurance Contracts

Note:

The prospectus and the statement of additional information included in the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-95354) filed on February 6, 2003 pursuant to paragraph (a)(1) of Rule 485 are incorported herein by reference.

PART C
OTHER INFORMATION

Item 27. Exhibits

(a)    Board of Directors Resolutions.

Resolution of the Board of Directors of Kansas City Life Insurance Company establishing the Kansas City Life Variable Life Separate Account (1)

(b)    Custodian Agreements. Not Applicable.

(c)    Underwriting Contracts.

  Distribution Agreement between Kansas City Life Insurance Company and Sunset Financial Services, Inc. (2)
  Schedule of Sales Commissions (3)

(d)    Contracts.

  Specimen Contract Form (1)
  Disability Continuance of Insurance Rider (2)
  Accidental Death Rider (2)
  Option to Increase Specified Amount Rider (2)
  Spouse's Term Insurance Rider (2)
  Children's Term Insurance Rider (2)
  Other Insured Term Insurance Rider (2)
  Extra Protection Rider (2)
  Disability Premium Benefit Rider (2)
  Temporary Life Insurance Agreement (2)
  Limited Aviation Rider (2)
  Unisex Contract Amendment (2)
  Extended Maturity Rider (4)
  Accelerated Death Benefit / Living Benefits Rider (5)

(e)    Applications.

Application Form (6)

(f)    Depositor's Certificate of Incorporation and By-Laws.

  Articles of Incorporation of Bankers Life Association of Kansas City (1)
  Restated Articles of Incorporation of Kansas City Life Insurance Company (1)
  By-Laws of Kansas City Life Insurance Company (1)

(g)    Reinsurance Contracts.*

(h)    Participation Agreements.

  Participation Agreement between Kansas City Life Insurance Company, MFS Variable Insurance Trust, and Massachusetts Financial Services Company (1)
  Participation Agreement between Kansas City Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation (1)
  Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp. (1)
  Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and The Dreyfus Life and Annuity Index Fund, Inc. (7)
  Participation Agreement between Kansas City Life Insurance Company and J.P. Morgan Series Trust II (8)
  Participation Agreement between Kansas City Life Insurance Company and each of Calamos Insurance Trust, Calamos Asset Management, Inc. and Calamos Financial Services, Inc. (8)
  Form of Participation Agreement between Kansas City Life Insurance Company and each of Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (9)
  Amendment to Participation Agreement between Kansas City Life Insurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) (8)
  Participation Agreement between Kansas City Life Insurance Company, Insurance Management Series, and Federated Securities Corp. (9)
  Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Kansas City Life Insurance Company. (9)
  Form of Fund Participation Agreement between Kansas City Life Insurance Company, Seligman Portfolios, Inc., and Seligman Advisors, Inc. (9)

(i)    Administrative Contracts. Not Applicable.

(j)    Other Material Contracts. Not Applicable.

(k)    Legal Opinion.

  Opinion and Consent of William A. Schalekamp, Esq. as to the legality of the securities being registered (3)

(l)    Actuarial Opinion. Opinion and Consent of Mark A. Milton, Senior Vice President and Actuary.*

(m)    Calculations.*

(n)    Other Opinions.

  Consent of KPMG LLP*
  Consent of Sutherland Asbill & Brennan LLP*

(o)    Omitted Financial Statements. Not Applicable.

(p)    Initial Capital Agreements. Not Applicable.

(q)    Redeemability Exemption. Memorandum describing issuance, transfer and redemption procedures. (8)

_________

*        To be filed by amendment

  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on August 2, 1995 (File No. 033-95354).
  Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on August 25, 1995 (File No. 033-89984).
  Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 1, 2002 (File No. 033-95354).
  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 30, 1998 (File No. 033-95354).
  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on January 29, 1999 (File No. 033-95354).
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on May 4, 2001 (File No. 333-49000).
  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed with the Securities and Exchange Commission on April 18, 1997 (File No. 033-95354).
  Incorporated herein by reference to the Registration Statement on Form S-6 for Kansas City Life Variable Life Separate Account filed on April 19, 1999 (File No. 033-95354).
  Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for Kansas City Life Variable Annuity Separate Account filed with the Securities and Exchange Commission on August 28, 2000 (File No. 033-89984).

Item 28. Directors and Officers of the Depositor

              Name and Principal Business Address*                        Position and Offices with Depositor
              ------------------------------------                        -----------------------------------

Joseph Bixby..................................................     Director, Chairman of the Board
R. Philip Bixby ..............................................     Director, Vice Chairman of the Board, President
                                                                   and CEO
Tracy W. Knapp.............................................        Director, Senior Vice President, Finance
Robert C. Miller...........................................        Senior Vice President, Administrative Services
Charles R. Duffy, Jr.......................................        Senior Vice President, Operations
Bruce W. Gordon............................................        Director, Senior Vice President, Marketing
William A. Schalekamp.........................................     Director, Vice President, General Counsel and
                                                                   Secretary
Walter E. Bixby...............................................     Director
Mary McCalla.................................................      Treasurer
Daryl D. Jensen...............................................     Director
Nancy Bixby Hudson............................................     Director
Webb R. Gilmore...............................................     Director
Warren J. Hunzicker, M.D......................................     Director
Michael J. Ross...............................................     Director
Elizabeth T. Solberg..........................................     Director
Larry Winn, Jr. ..............................................     Director
William R. Blessing...........................................     Director
Cecil R. Miller...............................................     Director
Peter Hathaway, M.D...........................................     Vice President and Medical Director
Scott M. Stone................................................     Vice President, Securities
Mark A. Milton................................................     Senior Vice President and Actuary
Robert E. Janes...............................................     Assistant Vice President, Assistant Controller
David A. Laird................................................     Assistant Vice President, Assistant Controller

---------------------------------------------------------------------------------------------------------------------------------------

* The principal business address for each officer and director is 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                                                Percent Of Voting Securities Owned
                                                                                            ----------------
Name                                                     Jurisdiction
----                                                     ------------
Sunset Life Insurance Company of America                  Washington      Ownership of all voting securities by
                                                                          depositor
Sunset Financial Services, Inc.                           Washington      Ownership of all voting securities by
                                                                          Sunset Insurance Company of America
KCL Service Company                                        Missouri       Ownership of all voting securities by
                                                                          depositor
Lioness Realty Group, Inc.                                 Missouri       Ownership of all voting securities by
                                                                          depositor
Property Operating Company                                 Missouri       Ownership of all voting securities by
                                                                          depositor
Old American Insurance Company                             Missouri       Ownership of all voting securities by
                                                                          depositor
Contact Data, Inc.                                         Missouri       Ownership of all voting securities by
                                                                          depositor
Kansas City Life Financial Group, Inc.                     Missouri       Ownership of all voting securities by
                                                                          depositor

Item 30. Indemnification

The By-Laws of Kansas City Life Insurance Company provide, in part, in Article XII:

        1. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the Company, by reason of the fact that he or she is or was a Director, Officer or employee of the Company, or is or was serving at the request of the Company as a Director, Officer or employee of another company, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

        2. The Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the company to procure a judgment in its favor by reason of the fact that he or she is or was a director, officer or employee of the company, or is or was serving at the request of the company as a director, officer or employee of another company, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the defense or settlement of the action or suit if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the company unless and only to the extent that the court in which the action or suit was brought determines upon application that, despite the adjudication of liability and in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

        3. To the extent that a Director, Officer or employee of the Company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him or her in connection with the action, suit or proceeding.

        4. Any indemnification under Sections 1 and 2 of this Article, unless ordered by a court, shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, Officer or employee is proper in the circumstances because he or she has met the applicable standard of conduct set forth in this Article. The determination shall be made by the Board of Directors of the Company by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding, or, if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion, or by the Stockholders of the Company.

        5. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Company in advance of the final disposition of the action, suit or proceeding as authorized by the Board of Directors in the specific case up on receipt of an undertaking by or on behalf of the Director, Officer or employee to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the Company as authorized in this Article.

        6. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation or Bylaws, or any agreement, vote of Stockholders or disinterested Directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

        7. The Company shall have the power to give any further indemnity, in addition to the indemnity authorized or contemplated under this Article, including subsection 6, to any person who is or was a Director, Officer, employee or agent of the Company, or to any person who is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, provided such further indemnity is either (i) authorized, directed, or provided for in the Articles of Incorporation of the Company or any duly adopted amendment thereof or (ii) is authorized, directed, or provided for in any bylaw or agreement of the Company which has been adopted by a vote of the Stockholders of the Company, and provided further that no such indemnity shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct . Nothing in this paragraph shall be deemed to limit the power of the Company under subsection 6 of this Bylaw to enact Bylaws or to enter into agreement without Stockholder adoption of the same.

        8. The Company may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Company, or is or was serving at the request of the Company as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Company would have the power to indemnify him or her against such liability under the provisions of this Article.

        9. For the purpose of this Article, references to "the Company" include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, Officer , employee or agent of such constituent corporation or is or was serving at the request of such constituent corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this Article with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

        10. For purposes of this Article, the term "other enterprise" shall include employee benefit plans; the term "fines" shall include any excise taxes assessed on a person with respect to an employee benefit plan; and the term "serving at the request of the Company" shall include any service as a Director, Officer or employee of the Company which imposes duties on, or involves services by, such Director, Officer or employee with respect to an employee benefit plan, its participants, or beneficiaries; and a person who acted in good faith and in a manner he or she reasonable believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the Company" as referred to in this Article.

        11. Any Director, Officer or employee of the Company shall be indemnified under this Article for any act taken in good faith and upon reliance upon the books and records of the Company, upon financial statements or other reports prepared by the Officers of the Company, or on financial statements prepared by the Company's independent accountants, or on information or documents prepared or provided by legal counsel to the Company.

        12. To the extent that the indemnification of Officers, Directors or employees as permitted under Section 351.355 (as amended or superseded) of The General and Business Corporation Law of Missouri, as in effect from time to time, provides for greater indemnification of those individuals than the provisions of this Article XII, then the Company shall indemnify its Directors, Officers, employees as provided in and to the full extent allowed by Section 351.355.

        13. The indemnification provided by this Article shall continue as to a person who has ceased to be a Director or Officer of the Company and shall inure to the benefit of the heirs, executors, and administrators of such a person. All rights to indemnification under this Article shall be deemed to be provided by a contract between the Company and the person who serves in such capacity at any time while these Bylaws and other relevant provisions of the applicable law, if any, are in effect. Any repeal or modification thereof shall not affect any rights or obligations then existing.

        14. If this Article or any portion or provision hereof shall be invalidated on any ground by any court of competent jurisdiction, then the Company shall nevertheless indemnify each person entitled to indemnification pursuant too this Article to the full extent permitted by any applicable portion of this Article that shall not have been invalidated, or to the fullest extent provided by any other applicable law.

        Missouri law authorizes Missouri corporations to provide indemnification to directors, officers and other persons.

        Kansas City Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of Kansas City Life and its subsidiaries and affiliates may incur in acting as directors and officers.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

  Other Activity. In addition to Kansas City Life Variable Life Separate Account, Sunset Financial Services, Inc. is the principal underwriter for policies offered by Kansas City Life Insurance Company through Kansas City Life Variable Annuity Separate Account.

  Management. The directors and principal officers of Sunset Financial Services, Inc. are as follows:
           Name and Principal                            Positions and Offices
           Business Address*                             with Sunset Financial Services, Inc.
           -----------------                             ------------------------------------
           Gregory E. Smith                              President, Director
           Daryl D. Jensen                               Director
           Gary K. Hoffman                               Secretary, Director
           Robert E. Janes                               Treasurer
           Bruce W. Gordon                               Director
           Walter E. Bixby                               Director
           R. Philip Bixby                               Chairman of the Board and Director
           Kelly T. Ullom                                Vice President
           Bruce Oberdling                               Vice President
           Donald E. Krebs                               Vice President
           Chris M. Heller                               Vice President
           Susanna J. Denney                             Assistant Vice President
           Janice L. Brandt                              Assistant Vice President
           Kim Kirkman                                   Assistant Vice President
-----------

*         The Principal business address of all of the persons listed above is P.O. Box 219365, Kansas City, Missouri, 64121-9365.

(c)       Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                      (2)                     (3)                     (4)                    (5)
  Name of Principal        Net Underwriting
     Underwriter             Discounts and          Compensation on      Brokerage Commissions          Other
     -----------                                                   -               -----------
                              Commissions              Redemption                                   Compensation
                           -----------------           ----------                                   ------------
   Sunset Financial         $                             None                    N/A                    N/A
    Services, Inc.

Item 32. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Kansas City Life Insurance Company at 3520 Broadway, Kansas City, Missouri 64111-2565.

Item 33. Management Services

All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation

Kansas City Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Kansas City Life Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment to the Registration Statement under Rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Kansas City and the State of Missouri on the 4th day of April, 2003.

[Seal]                        Kansas City Life Variable
                              Life Separate Account
                              Registrant

                              Kansas City Life Insurance Company

                              Depositor

Attest:  /s/William A. Schalekamp                    By: /s/R. Philip Bixby
            William A. Schalekamp                    R. Philip Bixby, President,
                                                     CEO, and Vice Chairman of
                                                     the Board

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                Title                               Date

/s/R. Philip Bixby       President, CEO, and Vice Chairman    April 4, 2003
R. Philip Bixby          of the Board
                         (Principal Executive Officer)

/s/Tracy W. Knapp        Director                             April 4, 2003
Tracy W. Knapp          (Principal Financial and Principal Accounting Officer)

   J.R. Bixby            Chairman of the Board and            April 4, 2003
J.R. Bixby               Director

/s/Walter E. Bixby       Director                             April 4, 2003
Walter E. Bixby

   Daryl D. Jensen       Director                             April 4, 2003
Daryl D. Jensen

/s/William A. Schalekamp Director                             April 4, 2003
William A. Schalekamp

/s/Bruce W. Gordon       Director                             April 4, 2003
Bruce W. Gordon

   Webb R. Gilmore       Director                             April 4, 2003
Webb R. Gilmore

   Warren J. Hunzicker, M.D.
Warren J. Hunzicker, M.D. Director                            April 4, 2003

   Michael J. Ross       Director                             April 4, 2003
Michael J. Ross

/s/Elizabeth T. Solberg
Elizabeth T. Solberg     Director                             April 4, 2003

/s/E. Larry Winn, Jr.    Director                             April 4, 2003
E. Larry Winn, Jr.

   Nancy Bixby Hudson    Director                             April 4, 2003
Nancy Bixby Hudson

   William R. Blessing   Director                             April 4, 2003
William R. Blessing

/s/Cecil R. Miller       Director                             April 4, 2003
Cecil R. Miller